Property and equipment, net	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

6 Property and equipment, net

	As of June, 30
	2024	2023
	US$	US$

Computer and software	84,985	65,725
Furniture & fittings	19,070	19,109
Office equipment	66,371	39,621
Leasehold improvement	316,849	231,820
Total	487,275	356,275
Less: accumulated depreciation	(271,228)	(177,476)
Net book value	216,047	178,799

Depreciation expenses for the years ended June 30, 2024 and 2023 were $96,963 and $43,339 respectively.